Schedule of Revenue, Major Geographical Areas (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	100.00%	100.00%	100.00%	100.00%
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	94.00%	71.00%	70.00%	72.00%
Other Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	6.00%	29.00%	30.00%	28.00%